Receivables and other assets - Summary of trade and other receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Non-current trade receivables	$ 0	$ 0
Non-current other financial receivables	124	135
Non-current other receivables	383	392
Non-current prepayment of tolling charges to jointly controlled entities	218	183
Non-current pension surpluses	824	1,070
Non-current other prepayments	344	414
Total	1,893	2,194
Current trade receivables	2,179	2,241
Current other financial receivables	462	386
Current other receivables	382	418
Current prepayment of tolling charges to jointly controlled entities	0	0
Current pension surpluses	0	0
Current other prepayments	455	529
Total	3,478	3,574
Trade receivables	2,179	2,241
Other financial receivables	586	521
Other receivables	765	810
Prepayment of tolling charges to jointly controlled entities	218	183
Pension surpluses (note 28)	824	1,070
Other prepayments	799	943
Total	5,371	5,768
Net of provisions for doubtful debts	(59)	(57)
Amount held in trust fund	$ 329	$ 388